6. Leases (Details 3)	Dec. 31, 2019 USD ($)
Operating Leases
2020	$ 257,039
2021	210,350
2022	207,380
2023	210,232
2024	186,448
Subsequent to 2024	249,424
Total	$ 1,320,873